UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23333

Cliffwater Corporate Lending Fund

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

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(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

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Date of fiscal year end: December 31

Date of reporting period: July 1, 2019 through June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record

For the Cliffwater Corporate Lending Fund

Cliffwater Corporate Lending Fund- Proxy Voting Record 7/1/2019 - 6/30/2020

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE-HOLDER MEETING DATE	MATTER VOTED ON	DID FUND VOTE	WHAT VOTE WAS CAST	FOR OR AGAINST MANAGEMENT
BlackRock TCP Capital Corp	TCPC	09259E108	5/27/2020	Vote for the following directors: Kathleen A. Corbet Eric J. Draut M. Freddie Reiss Peter E. Schwab Karyn L. Williams Brian F. Wruble Howard M. Levkowitz Rajneesh Vig	Yes	For All	For
BlackRock TCP Capital Corp	TCPC	09259E108	5/27/2020	To consider and vote on a proposal to renew the Company's authorization, with approval of its Board of Directors, to sell shares of the Company's common stock (for up to the next 12 months) at a price or prices below its then current net asset value per share in one or more offerings, subject to certain limitations set forth in the proxy statement (including, without limitation, that the number of shares sold on any given date does not exceed 25% of the Company's then outstanding common stock immediately prior to such sale).	Yes	For	For
Business Development Corp of America	BDCA	12325J	6/8/2020	Election of Director for a three-year term: Ronald J. Kramer	Yes	Echo vote - voted in proprtion to shares of all other investors	N/A
Business Development Corp of America	BDCA	12325J	6/8/2020	Election of Director for a three-year term: Leslie D. Michelson	Yes	Echo vote - voted in proprtion to shares of all other investors	N/A
Business Development Corp of America	BDCA	12325J	6/8/2020	To authorize the Company to sell or otherwise issue up to 25% of the Company's outstanding common stock at a price below the Company's then current net asset value ("NAV") per share.	Yes	Echo vote - voted in proprtion to shares of all other investors	N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cliffwater Corporate Lending Fund

/s/ Stephen Nesbitt

Stephen Nesbitt, President

(Principal Executive Officer)

August 27, 2020